Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss from continuing operations attributable to IGT PLC	$ (939,331)	$ (128,894)	$ (139,380)
Net income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
Net loss attributable to IGT PLC	$ (897,890)	$ (19,025)	$ (21,350)
Denominator:
Weighted-average shares - basic and diluted (in shares)	204,725	204,373	204,083
Net loss from continuing operations attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (4.59)	$ (0.63)	$ (0.68)
Net loss attributable to IGT PLC per common share - basic and diluted (in dollars per share)	0.20	0.54	0.58
Net income (loss) attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (4.39)	$ (0.09)	$ (0.10)